Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Significant Components of Provision for Income Taxes	Significant components of the provision for income taxes for the year ended December 31, 2013 is as follows (in thousands):

2013
Current:
Federal	93
State	59

Total Current Provision	152

Reconciliation of Effective Tax Rate

A reconciliation of the differences between the effective tax rate and the federal statutory tax rate for the year ended December 31, 2013 is as follows:

2013
Federal Statutory Tax Rate	34.00%
State Income Taxes, net of Federal Income Tax Benefit	1.77%
Non-deductible meals and entertainment	1.89%
Non-deductible stock options and warrants	14.45%
Other, net	0.26%
Valuation allowance	(45.44)%

Effective Tax Rate	6.93%

Current and Non-current Deferred Income Tax Assets

At December 31, 2013 and 2012, our current and non-current deferred income tax assets and liabilities consisted of the following (in thousands):

	2013	2012
Current deferred income tax assets:
Allowance for doubtful accounts	$1,741	$1,151
Accrued vacation	243	255
AMT credit	93	—
Other	30	51

Subtotal	2,107	1,457

Less valuation allowance	(1,519)	(1,457)

Total Net Current Deferred Income Tax Assets	$588	$—

Non-Current deferred income tax assets (liabilities):
Net operating loss carry-forwards	$1,240	$2,752
Accumulated depreciation and amortization	(933)	(1,243)

Subtotal	307	1,509

Less valuation allowance	(895)	(1,509)

Total Net Non-current Deferred Income Tax Liability	(588)	—

Net Deferred Income Tax Asset / (Liability)	$—	$—